SCHEDULE II (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 9,511	$ 8,005	$ 4,206
Charged to Expense	8,181	5,161	1,793
Charged to Other Accounts	0	0	3,112
Assets Held-For-Sale	(117)	0	0
Deduction from Reserves	(5,386)	(3,655)	(1,106)
Balance at End of Year	12,189	9,511	8,005
Warranty reserves
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	44,193	47,563	17,738
Charged to Expense	26,352	34,362	40,475
Charged to Other Accounts	0	0	29,196
Assets Held-For-Sale	(4,299)	0	0
Deduction from Reserves	(33,492)	(37,732)	(39,846)
Balance at End of Year	32,754	44,193	47,563
Deferred tax asset valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	154,830	97,180	55,420
Charged to Expense	15,413	57,968	4,035
Charged to Other Accounts	3,577	(318)	37,725
Assets Held-For-Sale	(10,142)	0	0
Deduction from Reserves	0	0	0
Balance at End of Year	$ 163,678	$ 154,830	$ 97,180